INVESTMENT IN OIL AND GAS PROPERTIES (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2016	Jun. 30, 2016
INVESTMENT IN OIL AND GAS PROPERTIES
Schedule of total capitalized costs of oil and gas properties

The following table provides detail of total capitalized costs for the Concession which remain unproved and unevaluated and are excluded from amortization as of December 31, 2016 and June 30, 2016 (in thousands):

	December 31, 2016	June 30, 2016
Oil and Gas Properties:
Unproved properties not subject to amortization	$4,142	$—

        Aggregate capitalized costs relating to our crude oil and natural gas producing activities, including asset retirement costs and related accumulated depreciation, depletion & amortization are shown below (in thousands):

	United States	Republic of Guinea	Total
June 30, 2016
Unproved properties	$—	$—	$—
Proved properties	—	—	—

	—	—	—
Less accumulated DD&A	—	—	—

Net capitalized costs	$—	$—	$—

June 30, 2015
Unproved properties	$—	$14,311	$14,311
Proved properties	—	—	—

	—	14,311	14,311
Less accumulated DD&A	—	—	—

Net capitalized costs	$—	$14,311	$14,311